Invesco ETFs 3500 Lacey Road, Suite 700 Downers Grove, IL 60515 invesco.com/us

November 16, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco Exchange-Traded Fund Trust
1933 Act Registration No. 333-102228
1940 Act Registration No. 811-21265
CIK: 0001209466

Ladies and Gentlemen:

On behalf of Invesco Exchange-Traded Fund Trust (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(c) thereunder, and the Investment Company Act of 1940, as amended, exhibits containing eXtensible Business Reporting Language (“XBRL”) interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus dated November 5, 2018, and filed pursuant to Rule 497(c) under the Securities Act relating to the following portfolio of the Trust: Invesco S&P 500® Equal Weight Communication Services ETF.

The purpose of this filing is to submit the data in XBRL format for Invesco S&P 500® Equal Weight Communication Services ETF.

If you have any questions regarding this filing, please contact me at (630) 684-6929.

Very truly yours, Invesco Exchange-Traded Fund Trust

/s/ Stacie Lamb
Stacie Lamb
Counsel
Invesco Capital Management LLC

800 983 0903     invesco.com/ETFs     @Invesco